Discontinued operations (Details 6) - USD ($) $ in Millions	Apr. 08, 2019	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Property, plant and equipment		$ 12,069		$ 15,696
Right-of-use assets		1,677	$ 1,554
Goodwill		26,524		35,294
Intangible assets other than goodwill		28,787		38,719
Deferred tax assets		7,909		8,699
Inventories		5,982		6,956
Cash and cash equivalents		11,112		13,271	$ 8,860	$ 7,007
Deferred tax liabilities		(5,867)		$ (7,475)
Current and non-current lease liabilities		$ (1,949)	(1,736)
Discontinued operations
Statement [line items]
Property, plant and equipment	$ 2,858
Right-of-use assets	269		276
Goodwill	8,906
Intangible assets other than goodwill	11,121
Deferred tax assets	732
Financial and other non-current assets	526
Inventories	1,469
Trade receivables and other current assets	1,787
Cash and cash equivalents	628
Deferred tax liabilities	(1,713)
Current and non-current lease liabilities	(269)		$ (286)
Current and non-current financial debt	(3,538)
Trade payables, provisions and other liabilities	(2,751)
Net assets derecognized	$ 20,025